SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Inventories
Raw materials	$ 80,893	$ 549,541
Work in progress	382,982	372,190
Finished goods	5,652,593	7,307,695
Spare parts for production	310,759	309,387
Total	$ 6,427,227	$ 8,538,813